Fair Value Measurements - Unobservable Data Used in Recurring Valuations of Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	$ 203	$ 357
Cross-Currency Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	(366)	(1,296)
Other [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	(18)	$ (13)
Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	(381)
Level 3 [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	$ (322)
Discounted cash flow	Discounted Cash Flow, Constant Prepayment Rate
Constant prepayment rate	4.00%
Level 3 [Member] | Other [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	$ (18)
Level 3 [Member] | Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative financial instruments, Fair Value	$ (41)
Discounted cash flow	Discounted Cash Flow, Constant Prepayment Rate
Constant prepayment rate	6.00%
Level 3 [Member] | Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Minimum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Bid/ask adjustment to discount rate	0.08%
Level 3 [Member] | Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Bid/ask adjustment to discount rate	0.08%
Level 3 [Member] | Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Weighted Average [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Bid/ask adjustment to discount rate	0.08%